Consolidated Statements Of Changes In Shareholders' Equity - USD ($)	Total	Excercise of warrants [Member]	Overnight marketed public offering [Member]	Private placement [Member]	Preferred Stock [Member]	Preferred Stock [Member] Private placement [Member]	Common stock [Member]	Common stock [Member] Excercise of warrants [Member]	Common stock [Member] Overnight marketed public offering [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Excercise of warrants [Member]	Deficit [Member]	Accumulated other comprehensive loss [Member]	Non-controlling interest [Member]
Balance at the beginning (in shares) at Dec. 31, 2023							27,282,165
Balance at the beginning at Dec. 31, 2023	$ 892,326						$ 92,913,585			$ 17,510,469		$ (105,501,295)	$ (2,706,552)	$ (1,323,881)
Overnight marketed public offering and redemption of warrants ( in shares)		80,243				8,905,638			8,260,435
Overnight marketed public offering and redemption of warrants		$ 337,816	$ 22,853,391	$ 31,705,219		$ 31,705,219			$ 22,853,391
Share-based payments	$ 3,223,464									3,223,464
Redemption of warrants (in shares)								80,243
Redemption of warrants		$ 337,816						$ 551,941			$ (214,125)
Redemption of options (in shares)	18,760						18,760
Redemption of options	$ 25,245						$ 41,149			(15,904)
Net loss for the year	(25,744,489)											(25,502,536)		(241,953)
Foreign currency translation adjustment	(1,454,003)												(1,454,003)
Balance at the ending (in shares) at Dec. 31, 2024					8,905,638		35,641,603
Balance at the ending at Dec. 31, 2024	31,838,969				$ 31,705,219		$ 116,360,066			20,503,904		(131,003,831)	(4,160,555)	(1,565,834)
Overnight marketed public offering and redemption of warrants ( in shares)		879,900							14,636,363
Overnight marketed public offering and redemption of warrants		$ 1,527,834	$ 73,891,109						$ 73,891,109
Share-based payments	$ 8,756,107									8,756,107
Conversion of preferred shares (in shares)					(550,000)		550,000
Conversion of preferred shares					$ (1,966,898)		$ 1,966,898
Redemption of warrants (in shares)								879,900
Redemption of warrants		$ 1,527,834						$ 1,785,929			$ (258,095)
Redemption of options (in shares)	186,340						186,340
Redemption of options	$ 639,597						$ 1,121,182			(481,585)
Third-party service costs settled with equity	281,711									281,711
Settlement of RSUs (in shares)							45,000
Settlement of RSUs							$ 281,711			(281,711)
Net loss for the year	(38,605,652)											(38,576,143)		(29,509)
Foreign currency translation adjustment	2,116,418												2,116,418
Balance at the ending (in shares) at Dec. 31, 2025					8,355,638		51,939,206
Balance at the ending at Dec. 31, 2025	$ 80,446,093				$ 29,738,321		$ 195,406,895			$ 28,520,331		$ (169,579,974)	$ (2,044,137)	$ (1,595,343)